Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 18, 2023
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
CIK	dei_EntityCentralIndexKey	0000814679
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2023
Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2023
Prospectus Date	rr_ProspectusDate	Jan. 02, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A